Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000163285 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000163285 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000163285 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000163285 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000163285 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000163285 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000163285 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000163285 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000163285 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000163285 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163285 | Country SummarySouth Africa
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000163285 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000163285 | Country SummaryMexico
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000163285 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000163285 | Country SummaryChile
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000163285 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000163285 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000163285 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000163285 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000163285 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000163285 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000163285 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000163285 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000163285 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163285 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000163285 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000163285 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000163285 | North America
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000163291 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000163291 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000163291 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000163291 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000163291 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000163291 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000163291 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000163291 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000163291 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000163291 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163291 | Country SummarySouth Africa
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000163291 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000163291 | Country SummaryMexico
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000163291 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000163291 | Country SummaryChile
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000163291 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000163291 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000163291 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000163291 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000163291 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000163291 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000163291 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000163291 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000163291 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163291 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000163291 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000163291 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000163291 | North America
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000163292 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000163292 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000163292 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000163292 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000163292 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000163292 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000163292 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000163292 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000163292 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000163292 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163292 | Country SummarySouth Africa
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000163292 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000163292 | Country SummaryMexico
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000163292 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000163292 | Country SummaryChile
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000163292 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000163292 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000163292 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000163292 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000163292 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000163292 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000163292 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000163292 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000163292 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163292 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000163292 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000163292 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000163292 | North America
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000163278 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000163278 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000163278 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000163278 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000163278 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163278 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000163278 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163278 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163278 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000163278 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000163278 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000163278 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000163278 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000163278 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000163278 | Country SummaryGreece
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000163278 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000163278 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000163278 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000163278 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000163278 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000163278 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000163278 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000163278 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000163278 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000163278 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000163278 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000163278 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000163278 | North America
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000163284 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000163284 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000163284 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000163284 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000163284 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163284 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000163284 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163284 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163284 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000163284 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000163284 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000163284 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000163284 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000163284 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000163284 | Country SummaryGreece
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000163284 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000163284 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000163284 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000163284 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000163284 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000163284 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000163284 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000163284 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000163284 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000163284 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000163284 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000163284 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000163284 | North America
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000163277 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000163277 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000163277 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000163277 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000163277 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163277 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000163277 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163277 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163277 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000163277 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000163277 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000163277 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000163277 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000163277 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000163277 | Country SummaryGreece
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000163277 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000163277 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000163277 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000163277 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000163277 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000163277 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000163277 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000163277 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000163277 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000163277 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000163277 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000163277 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000163277 | North America
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000163294 | Nextpower, Inc., Class A - FR_65290E101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000163294 | Fabrinet - FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000163294 | Bloom Energy Corp., Class A - FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000163294 | Bridgebio Pharma, Inc. - FR_10806X102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000163294 | FormFactor, Inc. - FR_346375108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000163294 | UMB Financial Corp. - FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000163294 | Magnolia Oil & Gas Corp., Class A - FR_559663109
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163294 | SPX Technologies, Inc. - FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163294 | Credo Technology Group Holding Ltd. - FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163294 | ESCO Technologies, Inc. - FR_296315104
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163294 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000163294 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000163294 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000163294 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000163294 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000163294 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000163294 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000163294 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000163294 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000163294 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000163294 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000163294 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000163300 | Nextpower, Inc., Class A - FR_65290E101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000163300 | Fabrinet - FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000163300 | Bloom Energy Corp., Class A - FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000163300 | Bridgebio Pharma, Inc. - FR_10806X102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000163300 | FormFactor, Inc. - FR_346375108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000163300 | UMB Financial Corp. - FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000163300 | Magnolia Oil & Gas Corp., Class A - FR_559663109
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163300 | SPX Technologies, Inc. - FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163300 | Credo Technology Group Holding Ltd. - FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163300 | ESCO Technologies, Inc. - FR_296315104
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163300 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000163300 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000163300 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000163300 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000163300 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000163300 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000163300 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000163300 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000163300 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000163300 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000163300 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000163300 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000163293 | Nextpower, Inc., Class A - FR_65290E101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000163293 | Fabrinet - FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000163293 | Bloom Energy Corp., Class A - FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000163293 | Bridgebio Pharma, Inc. - FR_10806X102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000163293 | FormFactor, Inc. - FR_346375108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000163293 | UMB Financial Corp. - FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000163293 | Magnolia Oil & Gas Corp., Class A - FR_559663109
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163293 | SPX Technologies, Inc. - FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163293 | Credo Technology Group Holding Ltd. - FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163293 | ESCO Technologies, Inc. - FR_296315104
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163293 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000163293 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000163293 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000163293 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000163293 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000163293 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000163293 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000163293 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000163293 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000163293 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000163293 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000163293 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%